Consolidated Statement of Income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2020 [1]	Oct. 31, 2019	Oct. 31, 2018
Interest, Dividend and Fee Income
Loans		$ 17,945	$ 19,824	$ 16,275
Securities (Note 3)	[2]	4,980	5,541	4,119
Deposits with banks		390	787	641
Interest, Dividend and Fee Income		23,315	26,152	21,035
Interest Expense
Deposits		6,239	8,616	6,080
Subordinated debt		265	279	226
Other liabilities (Note 14)		2,840	4,369	3,291
Interest Expense		9,344	13,264	9,597
Net Interest Income		13,971	12,888	11,438
Non-Interest Revenue
Securities commissions and fees		1,036	1,023	1,025
Deposit and payment service charges		1,221	1,204	1,134
Trading revenues (Note 17)		15	298	705
Lending fees		1,295	1,192	997
Card fees		358	437	428
Investment management and custodial fees		1,807	1,747	1,749
Mutual fund revenues		1,417	1,419	1,473
Underwriting and advisory fees		1,070	975	943
Securities gains, other than trading (Note 3)		124	249	239
Foreign exchange gains, other than trading		127	166	182
Insurance revenue		2,178	3,183	1,879
Investments in associates and joint ventures		161	151	167
Other		406	551	546
Non-Interest Revenue		11,215	12,595	11,467
Total Revenue		25,186	25,483	22,905
Provision for Credit Losses (Note 4)		2,953	872	662
Insurance Claims, Commissions and Changes in Policy Benefit Liabilities (Note 14)		1,708	2,709	1,352
Non-Interest Expense
Employee compensation (Notes 20 and 21)		7,944	8,423	7,461
Premises and equipment (Note 9)		3,202	2,988	2,753
Amortization of intangible assets (Note 11)		620	554	503
Travel and business development		384	545	519
Communications		304	296	282
Professional fees		555	568	572
Other		1,168	1,256	1,387
Non-Interest Expense		14,177	14,630	13,477
Income Before Provision for Income Taxes		6,348	7,272	7,414
Provision for income taxes (Note 22)		1,251	1,514	1,961
Net Income		$ 5,097	$ 5,758	$ 5,453
Earnings Per Common Share (Canadian $) (Note 23)
Basic		$ 7.56	$ 8.68	$ 8.19
Diluted		7.55	8.66	8.17
Common shares [member]
Earnings Per Common Share (Canadian $) (Note 23)
Dividends per common share		$ 4.24	$ 4.06	$ 3.78

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation.
[2]	Includes interest income on securities measured at fair value through other comprehensive income and amortized cost, calculated using the effective interest rate method, of $1,532 million for the year ended October 31, 2020 ($1,853 million for the year ended October 31, 2019 and $1,290 million for the year ended October 31, 2018).